Loans Receivable from Third Parties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Schedule of loans receivable from third parties
	June 30, 2021	December 31, 2020

Loans receivable from third parties	$59,504,874	$18,432,691

	December 31, 2020	December 31, 2019
Loans receivable from Shenzhen Xinsuniao	$-	$-
Loans receivable from Qianhai Baiyu	-	-
Loans receivable from others	18,432,691	576,647
Loan receivable from other third parties	$18,432,691	$576,647